Note 41 (Tables)	12 Months Ended
Dec. 31, 2023
Gains Or Losses On Financial Assets And Liabilities, Hedge Accounting And Exchanges Differences [Abstract]
Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Heading On the Balance Sheet [Table Text Block]
The breakdown of the balance under this heading, by source of the related items, in the consolidated income statement is as follows:

Gains (losses) on financial assets and liabilities, hedge accounting and exchange differences, net (Millions of Euros)
	2023	2022	2021
Gains (losses) on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net	76	64	134
Financial assets at amortized cost	41	8	27
Other financial assets and liabilities	35	56	106
Gains (losses) on financial assets and liabilities held for trading, net	1,352	562	341
Reclassification of financial assets from fair value through other comprehensive income	—	—	—
Reclassification of financial assets from amortized cost	—	—	—
Other gains (losses)	1,352	562	341
Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net	337	(67)	432
Reclassification of financial assets from fair value through other comprehensive income	—	—	—
Reclassification of financial assets from amortized cost	—	—	—
Other gains (losses)	337	(67)	432
Gains (losses) on financial assets and liabilities designated at fair value through profit or loss, net	96	150	335
Gains (losses) from hedge accounting, net	(17)	(45)	(214)
Subtotal gains (losses) on financial assets and liabilities and hedge accounting	1,844	663	1,027
Exchange differences, net	339	1,275	883
Total	2,183	1,938	1,910

Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Nature Of The Financial Instrument [Table Text Block]
The breakdown of the balance (excluding exchange rate differences) under this heading in the income statements by the nature of the financial instrument is as follows:

Gains (losses) on financial assets and liabilities and hedge accounting. Breakdown by nature of the financial instrument (Millions of Euros)
	2023	2022	2021
Debt instruments	799	(2,266)	158
Equity instruments	669	(1,099)	2,059
Trading derivatives and hedge accounting	(812)	1,361	(1,866)
Loans and advances to customers	165	(241)	100
Customer deposits	(95)	274	55
Other	1,118	2,635	522
Total	1,844	663	1,027

Derivatives Hedge accounting [Table Text Block]
The breakdown of the balance of the impact of the derivatives (trading and hedging) under this heading in the consolidated income statements is as follows:

Derivatives - Hedge accounting (Millions of Euros)
	2023	2022	2021
Derivatives
Interest rate agreements	427	522	73
Securities agreements	(402)	1,653	(1,500)
Credit derivative agreements	(56)	16	(255)
Foreign-exchange agreements	(431)	(658)	40
Commodity and other agreements	(332)	(127)	(9)
Subtotal	(795)	1,406	(1,651)
Hedging derivatives ineffectiveness		—
Fair value hedges	(10)	(51)	(235)
Hedging derivative	(114)	(229)	90
Hedged item	103	178	(325)
Cash flow hedges	(7)	6	21
Subtotal	(17)	(45)	(214)
Total	(812)	1,361	(1,866)